Secured Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Secured Notes Payable

Note 9—Secured Notes Payable

Secured Notes

During the year ended December 31, 2015, the Company sold senior secured promissory notes with an aggregate principal amount of $5.0 million (the “Notes”) in two separate tranches. Other than the issuance date and the term of the respective notes and warrants issued, the notes and warrants were identical for both tranches. On April 23, 2015, the Company closed the first tranche representing $3.1 million in aggregate principal amount of Notes issued in a private placement to seven institutional investors and on May 7, 2015 the Company closed the second tranche, representing $1.9 million in aggregate principal amount of Notes to four institutional investors. The Company received total gross proceeds of $5.0 million, less transaction expenses of $0.3 million consisting of legal costs and placement agent fees. The Company agreed to pay the placement agent 5% of the aggregate principal amount of the Notes, which was paid at the closing date of the second tranche. The Company plans to continue to use the proceeds from the Notes offering for general corporate purposes.

The Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two-year anniversary of the issuance dates of the Secured Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. The Notes have a limited conversion feature. At the discretion of each investor, at issuance, 50% of the principal balance of the Notes, later amended to be 100% of the Notes may be exchanged for shares of the Company’s common stock if the Company consummates a registered underwritten public offering of equity securities with aggregate gross offering proceeds of at least $10 million (the “Qualified Public Offering”). The conversion period begins on the date of the consummation of the Qualified Public Offering and ends thirty days after the consummation of the Qualified Public Offering (the “Conversion Period”). The conversion price is the price per share of common stock sold in the Qualified Public Offering. The Notes may be repaid by the Company at any time except during a Conversion Period and unless the Notes are in default.

The Notes are secured by substantially all assets of the Company and provides for specified events of default, including: i) failure to pay principal and interest when due, and ii) failure to effectuate a reverse stock split on or prior to the three-month anniversary of the first tranche of Notes. In addition, the Company must consummate a Qualified Public Offering on or prior to the six-month anniversary of the first tranche of Notes. Any event of default may be waived by the holders of at least a majority of the aggregate principal amount of Notes, which must include a specified holder under specified circumstances. Upon the occurrence of an event of default, the interest rate immediately increases to 18% per annum and the Notes become convertible at a price per share equal to 85% of the average of the five lowest volume weighted average prices of the Company’s common stock during a 15 consecutive trading day period immediately prior to the applicable conversion date.

The Notes were issued with detachable warrants to purchase 219,785 shares of the Company’s common stock, exercisable for five years with an exercise price of $12.50 per share. The Company valued the warrants issued using the Black-Scholes option model at a combined $2,139,000 using an exercise price of $12.50 per share, a grant date fair value of $11.00–$11.25 per share, a risk free rate of 0.87%–1.02%, a five-year life, and a volatility of 78%–83% for the April 23, 2015 and May 7, 2015 warrant valuations. The Company evaluated the accounting of the detachable warrants and determined that the warrants should not be accounted for as derivative liabilities.

The Company valued the initial 50% conversion embedded conversion feature using the Black Scholes option model at a combined $611,000 representing an option to convert $2,500,000 of debt at market prices until 30 days following the deadline of the Qualified Public Offering covenant using an exercise price and grant date fair value of $11.00–$11.25 per share, a risk free rate of 0.23%–0.25%, a seven-month life, and a volatility of 138%–148%. The Company evaluated the accounting of the embedded conversion feature and determined that they should be accounted for as derivative liabilities.

On December 30, 2015 the Company and the note holders amended the terms of the Notes to allow for the remaining 50% to be converted. The Company valued the additional 50% conversion embedded conversion feature using the Black Scholes option model at a combined $609,000 representing an option to convert $2,500,000 of debt at market prices until 30 days following the deadline of the Qualified Public Offering covenant using an exercise price and grant date fair value of $4.45 per share, a risk free rate of 0.48%, a four-month life, and a volatility of 107%. The Company evaluated the accounting of the embedded conversion feature and determined that they should be accounted for as derivative liabilities.

Each holder may require us to redeem the Notes at a price equal to 115% of the sum of portion of the principal to be redeemed plus accrued and unpaid interest thereon and any accrued and unpaid late charges, if any, with respect to such principal and interest (the “Conversion Amount”) being redeemed (a) upon our default under the Notes, or (b) if we enter into a merger or consolidation, or sell or assign all or substantially all of our assets. In addition, at any time from and after the date that is the eighteen-month anniversary of the original issuance date of the Notes, each holder shall have the right, in its sole and absolute discretion, at any time or times, to require that we redeem all or any portion of the Conversion Amount of its Note then outstanding at a price equal to 100% of the Conversion Amount of the portion of the Note being redeemed.

At any time after the issuance of the Notes, other than (i) at any time during which an event of default has occurred and is continuing or (ii) from the time we publicly announce a Qualified Public Offering through and including the date that is thirty days immediately following the consummation of such Qualified Public Offering, we have the right to redeem all or any portion of the Conversion Amount then remaining under the Notes, or a Company Optional Redemption; provided, that the aggregate Conversion Amount under Notes being redeemed shall be at least $500,000, or such lesser amount that is then outstanding under the Notes. The conversion price for such Company Optional Redemption shall be a price equal to 100% of the Conversion Amount of the Notes being redeemed.

The Notes were initially recorded net of a discount of $2,750,000, reflecting the fair value of the warrants and embedded conversion feature derivatives within the Notes on the issuance date and $303,000 of offering costs, representing cash placement fees and legal expenses. Both the $2,750,000 debt discount and the $303,000 of offering costs will be amortized through interest expense on the consolidated statements of operations, using the effective interest method, over the expected term of the Notes.

Effective as of October 22, 2015, the Company executed a Second Amendment to Securities Purchase Agreement dated April 22, 2015, and a First Amendment to Securities Purchase Agreement dated May 7, 2015 (collectively, the “October Amendments”), each with certain investors holding the requisite number of conversion shares and warrant shares underlying the notes and warrants issued in April 2015 and May 2015 pursuant to the referenced purchase agreements. The October Amendments extend the deadline to November 30, 2015 for the Company’s consummation of a firm commitment underwritten public offering registered under the Securities Act of 1933, as amended (the “Securities Act”), with aggregate gross proceeds to the Company equal to or in excess of $10,000,000, and related listing of its common stock on a national securities exchange.

Effective as of November 24, 2015, the Company executed a Third Amendment to the Securities Purchase Agreement dated April 22, 2015, and a Second Amendment to Securities Purchase Agreement dated May 7, 2015 (collectively, the “November Amendments”, each with certain investors holding the requisite number of conversion shares and warrant shares underlying the notes and warrants issued in April 2015 and May 2015 pursuant to the referenced purchase agreements. The November Amendments further extend the deadline to December 31, 2015 for the Company’s consummation of a firm commitment underwritten public offering registered under the Securities Act with aggregate gross proceeds to the Company equal to or in excess of $10,000,000, and related listing of its common stock on a national securities exchange.

Effective as of December 30, 2015, the Company executed a Fourth Amendment to Securities Purchase Agreement dated April 22, 2015, and a Third Amendment to Securities Purchase Agreement dated May 7, 2015 (collectively, the “December Amendments”), each with certain investors holding the requisite number of conversion shares and warrant shares underlying the notes and warrants issued in April 2015 and May 2015 pursuant to the referenced purchase agreements. The December Amendments (i) extend the deadline to March 31, 2016 for the Company’s consummation of a firm commitment underwritten public offering registered under the Securities Act and related listing of its Common Stock on a national securities exchange, (ii) provide for the issuance of additional five-year warrants (the “Additional Warrants”), exercisable for ten shares of Common Stock per $1,000 of outstanding principal of the 2015 Notes (defined below) held by each buyer pursuant to the April 2015 and May 2015 purchase agreements, each with an exercise price of $12.50 per share, subject to adjustment as set forth within the warrants, issuable in tranches triggered by certain Company actions as set forth in the December Amendments and (iii) authorize the Company, prior to January 31, 2016, to issue to one or more investors up to an aggregate of $1,000,000 principal amount of senior secured notes, on the terms and subject to the restrictions set forth in the December Amendments. An initial tranche of 50,000 Additional Warrants became issuable and were issued in conjunction with the execution of the December Amendments.

The December Amendments also amended the terms of the Notes to allow for the remaining 50% to be converted under the same terms as the original 50% as described above. The modification for the additional conversion feature was accounted for as a debt extinguishment. The Company accelerated the original debt discount to other expense – debt extinguishment and recorded additional debt discounts consisting of the $609,000 for the fair value of the beneficial conversion feature and $182,000 for the fair value of the Additional Warrants issued.

On March 31, 2016, the Company executed amendments to the April 22, 2015, and May 7, 2015 Note Agreements and related Securities Purchase Agreements (collectively, the “March Amendments”), each with certain investors holding the requisite number of conversion shares and warrant shares underlying the notes and warrants issued in April 2015 and May 2015 pursuant to the referenced purchase agreements. The March Amendments (i) remove the requirement that the Company consummate a “Qualified Public Offering”; (ii) extend the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the March Amendments) to no later than April 14, 2016; provided that if the Company consummates a private offering of its securities resulting in gross proceeds to the Company of at least $3,000,000 after March 31, 2016 and prior to or on April 14, 2016 (a “Qualified Private Offering”), such deadline shall be automatically extended to October 15, 2016; (iii) provide for the issuance of the Additional Warrants, exercisable for ten shares of the Company’s common stock per $100 of outstanding principal of the 2015 Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants; and (iv) add an additional covenant on behalf of the Company that, on or prior to April 14, 2016, it will cause its net monthly cash flow directly associated with the CLA, taken together with its monthly capital expenditure spending associated with the CLA, and excluding expenditures associated with the Full-Scale Acceptance Test (“FSAT”) requirements defined in the CLA, to be neutral or positive, which may be accomplished by re-negotiation or termination of such CLA.

Notes payable consisted of the following as of December 31, 2015:

	Notes	Debt Discount	Offering Costs	Net Total
Original Value	$5,000,000	$(2,750,000)	(303,000)	$1,947,000

Amortization of debt discount and deferred financing costs	—	2,043,000	204,000	2,247,000
Acceleration of debt discount—extinguishment	—	707,000	—	707,000
Additional debt discount—modification	—	(791,000)	—	(791,000)
Ending balance—December 31, 2015	5,000,000	(791,000)	(99,000)	4,110,000

Less: Current Portion	(5,000,000)	791,000	99,000	(4,110,000)
Long Term Portion	$—	$—	—	$—

Derivative Liabilities

We evaluate any freestanding financial instruments or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own common stock to determine if they are indexed to an entity’s own stock. During 2015, we determined that the issuance of the 2015 Notes in April and May 2015 contained an embedded note conversion feature that is required to be accounted for as a derivative. In December 2015, we modified the conversion feature which gave rise to additional derivative liabilities and issued warrants to the debt holders that allowed for price reset provisions. The inclusion of the price reset provisions required treatment of the warrants issued to the debt holders as derivative liabilities and an increase in debt discount for the initial value of the derivative liability. Also in December 2015, we issued 312,500 warrants to the investors in the December 2015 equity offering. The warrants carry limited price reset provisions, until the earlier of June 30, 2016 or upon the registration of the December 2015 equity securities. We recorded the fair value of the warrants issued as a derivative liability with a corresponding decrease in additional paid in capital. After the price reset provisions lapse, the fair value of the warrants, marked to market value on the date of the provision lapse, will be adjusted to additional paid in capital.

Derivative liabilities consisted of the following:

	Warrants Liability	Embedded Note Conversion Feature	Total
Value as of December 31, 2014	$402,000	$—	$402,000
Adjustment to fair value—warrants	205,000	—	205,000
Exchange of warrants for common stock—April 2, 2015	$(607,000)	$—	$(607,000)
Issuance of Notes in April/May 2015	—	611,000	611,000
Additional conversion feature added December 2015	—	609,000	609,000
Additional Warrants issued for debt amendment	182,000	—	182,000
Warrants issued pursuant to PIPE transaction	1,115,000	—	1,115,000
Adjustment to fair value—conversion features	—	(7,000)	(7,000)
Ending balance—December 31, 2015	$1,297,000	$1,213,000	$2,510,000

Warrant Liability:

We issued warrants for the purchase of up to 81,942 shares of our common stock in conjunction with our April 2014 convertible notes offering. During 2014, the convertible notes were either redeemed or converted into common stock of the Company. The warrants that were issued with the April 2014 convertible notes were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. These warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants and embedded conversion features using the Binomial pricing model using the following assumptions:

2015
Annual dividend yield	—
Expected life (years)	4.04
Risk-free interest rate	0.99%
Expected volatility	134%

Expected volatility is based primarily on historical volatility of us and our peer group. Historical volatility was computed using weekly pricing observations for us and daily pricing observations for our peer group for recent periods that correspond to the expected term. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants.

We currently have no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.

On April 2, 2015, we entered into a warrant exchange agreement with five institutional investors as describe in Notes 11 and 12 below. As a result of this exchange, we marked the warrants to market on April 2, 2015 and exchanged 81,942 warrants for 73,747 shares of common stock. The shares of common stock were issued to the investors on April 17, 2015. We incurred a loss of $279,000 as a result of the exchange, recorded in other expense in the consolidated statement of operations.

Embedded conversion feature liability:

The Notes were issued with a feature that allows for up to 50% of the principal to be converted into our common stock. On December 30, 2015, the terms of the Notes were amended to allow the remaining 50% of the principal to be convertible into our common stock. We determined that these embedded conversion features should be accounted for as derivatives. The grant date fair value of the embedded derivatives, which requires bifurcation from the Notes described above, were recorded within short-term liabilities on the consolidated balance sheet. The embedded derivatives relate to the conversion option, redemption in the case of an event of default and redemption in the case of a change in control features of the convertible secured note. The embedded derivatives will be marked to market quarterly, with any change recorded as an adjustment to the carrying value of these liabilities and the gain or (loss) on warrants and derivatives liabilities recorded in the consolidated statements of operations. The fair value of embedded derivatives from the issuance date to December 31, 2015 declined by $7,000. Accordingly, this amount was recorded as a gain on derivative liabilities in the consolidated statements of operations. The embedded derivatives were valued using Black-Scholes option pricing model where the exercise price was equal to the market price on the valuation date and the following assumptions:

2015
Annual dividend yield	—
Expected life (years)	0.1-0.6 years
Risk-free interest rate	0.22-0.48%
Expected volatility	107–148%

Expected volatility is based primarily on historical volatility of us and our peer group. Historical volatility was computed using weekly pricing observations for us and daily pricing observations for our peer group for recent periods that correspond to the expected term. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants.

We currently have no reason to believe future volatility over the expected remaining life of these embedded derivatives is likely to differ materially from historical volatility. The expected life is based on the remaining term of the conversion option. The risk-free interest rate is based on the U.S. Treasury securities consistent with the remaining term of the embedded derivatives.